FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF

            The Community Reinvestment Act Qualified Investment Fund

                  Investment Company Act File Number: 811-09221

                                   Registrant
            The Community Reinvestment Act Qualified Investment Fund
                                 2500 Weston Rd
                                   Suite #101
                                Weston, FL 33331
                                 1-877-272-1977

                                Agent For Service
                            SEI Global Fund Services
                               1 Freedom Valley Dr
                                 Oaks, PA 19456

                         Date of Fiscal Year End: May 31

             Date of Reporting Period: July 1, 2007 to June 30, 2008



               THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
             The Registrant did not cast any proxy votes during the
                                reporting period.
                Accordingly, there are no proxy votes to report.


                                   SIGNATURES

          Pursuant to the requirements of the Investment Company Act of
          1940, the Registrant has duly caused this report to be signed on its behalf by the
                     undersigned, thereunto duly authorized.


/s/ Joseph H. Hastings
Treasurer
Date: August 31, 2008